Deferred Income (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Income

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Certified Professional Training (CPT)	$127,775	$51,499
Money Mastery Mentorship Program (MMMP)	$59,451	$72,877
Wealth Advisor Investors (ADAM KHOO)	$43,905	$1,389
Building Smart Business	$-	$379
Stocktrading Mentorship Program	$1,256	$1,259
Total deferred income	$232,387	$127,403

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Certified Professional Training (CPT)	$51,499	$64,844
Money Mastery Mentorship Program (MMMP)	$72,877	$80,012
Wealth Advisor Investors (ADAM KHOO)	$1,389	$41,755
Building Smart Business	$379	$400
Stocktrading Mentorship Program	$1,259	$1,331
Total deferred income, net	$127,403	$188,342

Schedule of Duration and Services For Individuals from Each Program

The following table set forth the duration for and services individuals received from each program.

Program Name	Description	Duration
Certified Professional Trainer (CPT)

- A dynamic career development program designed to provide a range of skills needed to become a professional trainer.

- Each CPT is able to reap the below benefits:

• Run training programs that would deliver measurable results

• Able to choose the most appropriate and suitable training methods to achieve self-training and development objectives

• Be more innovative in designing the training class to make it more interesting and captivating

• Capable in handling sensitive issues and difficult situations when organizing future training

• Map out a personal branding strategy that is unique and would position that person in a crowded market place

• Create a niche position for the participant in the training market so that he or she can penetrate the market easily

• Develop a personal marketing plan that will map out the strategies to be a successful professional trainer

6 days
Money Mastery Mentorship	- An online learning portal that is designed to help individuals to achieve financial independence through a unique, personalized wealth creation system, designed according to individual’s passion and strength.

- Each individual will learn:
I. Secrets To Create Multiple Sources Of Income
II. Money Mastery Income Acceleration Program
	III. Live Session – Money Mastery Boot Camp	3 days
Wealth Academy Investor	- A comprehensive and practical investment camp designed to help individual to achieve financial freedom through the power of investing to generate multiple income streams and increase their net worth.

- Each individual will learn:
I. The Winning Psychology of Professional Investors
II. How To Turn News Into Explosive Profit Opportunities
III. Market & Sector Index Investing
IV. Value Investing: Warren Buffet’s Strategy
V. Momentum Investing
	VI. Essentials Of Technical Analysis	3 days

The following table set forth the duration for and services individuals received from each program.

Program Name	Description	Duration
Certified Professional Trainer (CPT)

- A dynamic career development program designed to provide a range of skills needed to become a professional trainer.

- Each CPT is able to reap the below benefits:

• Run training programs that would deliver measurable results

• Able to choose the most appropriate and suitable training methods to achieve self-training and development objectives

• Be more innovative in designing the training class to make it more interesting and captivating

• Capable in handling sensitive issues and difficult situations when organizing future training

• Map out a personal branding strategy that is unique and would position that person in a crowded market place

• Create a niche position for the participant in the training market so that he or she can penetrate the market easily

• Develop a personal marketing plan that will map out the strategies to be a successful professional trainer

6 days
Money Mastery Mentorship	- An online learning portal that is designed to help individuals to achieve financial independence through a unique, personalized wealth creation system, designed according to individual’s passion and strength.

- Each individual will learn:
I. Secrets To Create Multiple Sources Of Income
II. Money Mastery Income Acceleration Program
	III. Live Session – Money Mastery Boot Camp	3 days
Wealth Academy Investor	- A comprehensive and practical investment camp designed to help individual to achieve financial freedom through the power of investing to generate multiple income streams and increase their net worth.

- Each individual will learn:
I. The Winning Psychology of Professional Investors
II. How To Turn News Into Explosive Profit Opportunities
III. Market & Sector Index Investing
IV. Value Investing: Warren Buffet’s Strategy
V. Momentum Investing
	VI. Essentials Of Technical Analysis	3 days